Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 68,870	$ 90,971	$ 161,167	$ 131,363	$ 100,477
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	31,709	31,627	63,311	71,517	68,706
Provision for bad debts	18,167	20,404	39,055	51,347	41,147
Equity in losses (earnings) of unconsolidated subsidiaries	(1,626)	(5,217)	(7,705)	(2,923)	440
Loss on early retirement of debt	17,788		6,064	20,385
Loss (gain) from disposal or sale of assets	81	(3,604)	(5,906)	(4,966)	484
Non-cash gain from interest rate swaps					(632)
Non-cash stock compensation expense	3,537	2,599	5,677	3,725	2,236
Amortization of debt discount and issuance costs	4,499	3,325	7,190	6,700	6,599
Deferred income taxes			7,909	35,305	9,450
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Accounts receivable	(83,832)	(30,520)	15,158	(111,126)	(64,329)
Other current assets	(5,894)	(1,612)	(1,607)	(1,201)	1,595
Other assets	144	1,675	5,877	(2,068)	(6,771)
Accounts payable	(2,665)	(5,486)	(6,117)	20,629	(7,161)
Due to third-party payors	5,217	1,738	(4,448)	227	(1,902)
Accrued expenses	(24,945)	6,340	23,746	21,139	19,725
Net cash provided by operating activities	27,602	124,049	309,371	240,053	170,064
Investing activities
Purchases of property and equipment	(27,962)	(27,934)	(68,185)	(46,016)	(51,761)
Investment in businesses, net of distributions	(28,716)	(10,014)	(14,689)	(15,699)
Acquisition of businesses, net of cash acquired	(171)	(206)	(6,043)	(899)	(165,802)
Proceeds from sale of assets		16,511	16,511	7,879	565
Net cash used in investing activities	(56,849)	(21,643)	(72,406)	(54,735)	(216,998)
Financing activities
Borrowings on revolving credit facilities	455,000	340,000	495,000	735,000	227,000
Payments on revolving credit facilities	(480,000)	(380,000)	(405,000)	(720,000)	(202,000)
Borrowings on 2011 credit facility term loans, net of discount	298,500		266,750	841,500
Payments on 2011 credit facility term loans	(592,615)	(4,250)	(9,875)	(4,250)
Payments on 2005 credit facility term loans, net of premium				(484,633)	(1,223)
Repurchase of 7 5/8% senior subordinated notes	(70,000)		(278,495)	(273,941)
Borrowings of other debt	6,909	5,835	8,281	7,055	6,347
Principal payments on other debt	(4,673)	(5,085)	(10,295)	(7,499)	(7,436)
Debt issuance costs	(18,583)		(6,527)	(18,556)
Proceeds from (repayment of) bank overdrafts	1,625	3,739	1,227	(2,183)	18,792
Equity investment by Holdings		547	1,817	208	241
Dividends paid	(196,825)	(52,034)	(268,479)	(245,729)	(69,671)
Distributions to non-controlling interests	(1,467)	(1,681)	(3,268)	(4,612)	(4,431)
Net cash used in financing activities	(2,129)	(92,929)	(208,864)	(177,640)	(32,381)
Net increase (decrease) in cash and cash equivalents	(31,376)	9,477	28,101	7,678	(79,315)
Cash and cash equivalents at beginning of period	40,144	12,043	12,043	4,365	83,680
Cash and cash equivalents at end of period	8,768	21,520	40,144	12,043	4,365
Supplemental Cash Flow Information
Cash paid for interest	48,335	27,136	70,047	84,575	80,424
Cash paid for taxes	$ 46,832	$ 45,344	$ 77,614	$ 39,000	$ 37,809